Investment Objectives and Goals	Apr. 30, 2026
Crawford Large Cap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Crawford Large Cap Dividend Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.
Crawford Small Cap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Crawford Small Cap Dividend Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

Crawford Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Crawford Multi-Asset Income Fund (the “Fund”) is to provide current income.